ACCOUNTS AND NOTES RECEIVABLE, NET (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Jiaozuo Hengyi Industry and Trading Company [Member]	Sep. 30, 2012 Shilin Luohe Metallurgy Facility Co., Ltd [Member]	Sep. 30, 2012 Shanxi Tongzhou Coal and Coke Group [Member]
Amount Total	$ 0	$ 76	$ 31	$ 31	$ 14
Receivable with Imputed Interest, Due Date			Jan. 13, 2012	Dec. 13, 2011	Nov. 30, 2011